SUPPLEMENT DATED MAY 1, 2003
TO
PROSPECTUS DATED MAY 1, 2003
FOR
MASTERS EXTRA NY VARIABLE AND FIXED ANNUITY

ISSUED BY

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE OF (N.Y.) VARIABLE ACCOUNT C

The Secured Returns Benefit, as described in the Prospectus, is not currently available.